INVESTMENTS IN CORPORATIONS AND LLCS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INVESTMENTS IN CORPORATIONS AND LLCS
INVESTMENTS IN CORPORATIONS AND LLCS

NOTE 3 – INVESTMENTS IN CORPORATIONS AND LLCS

Investments in corporations and llcs as of September 30, 2023 and December 31, 2022 consisted of the following:

	September 30, 2023	December 31, 2022

FUB Mineral LLC	$614,147	$617,243
MaxPro Investment Holdings	9,498,705	9,498,705
Total Investments in corporations and llcs	$10,112,852	$10,115,948

FUB Mineral LLC

On October 1, 2021, the Company made an investment into FUB Mineral LLC (FUB) in the amount of $250,000 in exchange 38.45% of the membership interest. As such, the investment in FUB will be accounted for using the equity method of accounting. On February 1, 2022, the Company invested an additional $200,000 into FUB Mineral LLC through the purchase of debt held in that entity. The Company recorded passthrough activity of $0 and $165,604, for the periods ended September 30, 2023 and December 31, 2022, respectively.

MaxPro Investment Holdings

On December 23, 2022, the Company entered into an agreement with Maxpro Invest Holdings Inc. (Maxpro) to purchase from Maxpro the sum of 95,000,000 Class A Common Stock of Ferrox Holdings Ltd. that was owned by Maxpro.  The consideration paid to Maxpro for those shares was the sum of 627,806 shares of common stock of the Company.

NOTE 4 – INVESTMENTS IN CORPORATIONS AND LLCS

Investments in corporations and llcs as of December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021

FUB Mineral LLC	$617,243	$251,639
MaxPro Investment Holdings	9,498,705	0
Total Investments in corporations and llcs	$10,115,948	$251,639

FUB Mineral LLC

On October 1, 2021, the Company made an investment into FUB Mineral LLC (FUB) in the amount of $250,000 in exchange 38.45% of the membership interest. As such, the investment in FUB will be accounted for using the equity method of accounting. On February 1, 2022, the Company invested an additional $200,000 into FUB Mineral LLC through the purchase of debt held in that entity. The Company recorded pass through activity of $165,604 and $1,639, for the years ended December 31, 2022 and 2021, respectively.

MaxPro Investment Holdings

On December 23, 2022, the Company entered into an agreement with Maxpro Invest Holdings Inc. (Maxpro) to purchase from Maxpro the sum of 95,000,000 Class A Common Stock of Ferrox Holdings Ltd. that was owned by Maxpro. The consideration paid to Maxpro for those shares was the sum of 627,806 shares of common stock of the Company. The investment is carried at the cost of consideration paid and accounted for on the cost method of accounting.  The investment is measured for impairment when conditions arise requiring the review.  As of December 31, 2022 no events have transpired and the Company owns 9.9%.